Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net	Property, plant and equipment, net, consisted of the following:
	As of December 31, 2023	As of December 31, 2022
Property and buildings	$16,199,159	$16,676,800
Machinery and equipment	1,457,299	1,481,983
Transportation vehicles	596,207	774,619
Office and electronic equipment	181,125	159,069
Leasehold improvement	70,866	43,519
Subtotal	18,504,656	19,135,990
CIP	86,328	-
Less: accumulated depreciation	(3,632,094)	(3,413,535)
Impairment of fixed assets	(7,197,562)	(7,000,020)
Property, plant and equipment, net	$7,761,328	$8,722,435